Filed under Rules 497(e) and 497(k)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed International Equity Portfolio

SA Multi-Managed Large Cap Growth Portfolio

SA Multi-Managed Large Cap Value Portfolio

SA Multi-Managed Mid Cap Growth Portfolio

SA Multi-Managed Mid Cap Value Portfolio

SA Multi-Managed Small Cap Portfolio

(the “Portfolios” and each, a “Portfolio”)

Supplement dated June 5, 2025 to each Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated July 29, 2024, as supplemented and amended to date

Mr. Paul Whitehead, a portfolio manager of the Portfolios with BlackRock Investment Management, LLC, will be leaving the firm at the end of June 2025. Accordingly, references to Mr. Whitehead are hereby removed from the Portfolios’ Summary Prospectuses, Prospectus and SAI as of the close of business on June 30, 2025.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary

Prospectuses, Prospectus or SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SC4559IN7.3 (6/25)